Financial Instrument Risk Management - Right of Offset and Collateral (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Derivative liabilities
Disclosure of offsetting of financial liabilities [abstract]
Financial liabilities presented in the Consolidated Statements of Financial Position	$ (2,351)	$ (1,392)
Financial instruments subject to master netting or similar agreements	1,088	828
Financial collateral pledged	1,136	550
Net financial liabilities	(127)	(14)
Financial assets pledged as collateral	2,068	1,616
Repurchase agreements
Disclosure of offsetting of financial liabilities [abstract]
Financial liabilities presented in the Consolidated Statements of Financial Position	(2,725)	(2,324)
Financial instruments subject to master netting or similar agreements	14	0
Financial collateral pledged	2,711	2,324
Net financial liabilities	0	0
Financial assets pledged as collateral	2,725	2,324
Cash collateral on securities lent
Disclosure of offsetting of financial liabilities [abstract]
Financial liabilities presented in the Consolidated Statements of Financial Position	(215)	(51)
Financial instruments subject to master netting or similar agreements	0	0
Financial collateral pledged	203	48
Net financial liabilities	(12)	(3)
Obligations for securities borrowing
Disclosure of offsetting of financial liabilities [abstract]
Financial liabilities presented in the Consolidated Statements of Financial Position	(73)	(51)
Financial instruments subject to master netting or similar agreements	0	0
Financial collateral pledged	73	51
Net financial liabilities	0	0
Derivative assets
Disclosure of offsetting of financial assets [line items]
Financial assets presented in the Consolidated Statements of Financial Position	2,095	1,583
Financial instruments subject to master netting or similar agreements	(1,088)	(828)
Financial collateral received	(923)	(558)
Net financial assets	84	197
Disclosure of offsetting of financial liabilities [abstract]
Financial assets received as collateral	1,061	678
Reverse repurchase agreements
Disclosure of offsetting of financial assets [line items]
Financial assets presented in the Consolidated Statements of Financial Position	14	0
Financial instruments subject to master netting or similar agreements	(14)	0
Financial collateral received	0	0
Net financial assets	0	0
Disclosure of offsetting of financial liabilities [abstract]
Financial assets received as collateral	14	0
Financial assets
Disclosure of offsetting of financial assets [line items]
Financial assets presented in the Consolidated Statements of Financial Position	2,109	1,583
Financial instruments subject to master netting or similar agreements	(1,102)	(828)
Financial collateral received	(923)	(558)
Net financial assets	84	197
Financial liabilities
Disclosure of offsetting of financial liabilities [abstract]
Financial liabilities presented in the Consolidated Statements of Financial Position	(5,364)	(3,818)
Financial instruments subject to master netting or similar agreements	1,102	828
Financial collateral pledged	4,123	2,973
Net financial liabilities	$ (139)	$ (17)